Provision for Legal Claims (Details) - Schedule of contingencies - Risk of Loss [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Provision for Legal Claims (Details) - Schedule of contingencies [Line Items]
Loss contigencies	R$ 14,927	R$ 17,625
Civil [Member]
Provision for Legal Claims (Details) - Schedule of contingencies [Line Items]
Loss contigencies	10,570	9,532
Tax [Member]
Provision for Legal Claims (Details) - Schedule of contingencies [Line Items]
Loss contigencies	3,532	4,511
Labor [Member]
Provision for Legal Claims (Details) - Schedule of contingencies [Line Items]
Loss contigencies	825	3,389
Environmental [Member]
Provision for Legal Claims (Details) - Schedule of contingencies [Line Items]
Loss contigencies		R$ 193